Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum payments under the non-cancelable operating leases
2021	$1,495
2022	1,669
2023	1,428
2024	1,431
2025	1,474
Thereafter	2,951
$10,448